                                    M FUNDS

                       BRANDES INTERNATIONAL EQUITY FUND

                            TURNER CORE GROWTH FUND

                       FRONTIER CAPITAL APPRECIATION FUND

                           ENHANCED U.S. EQUITY FUND

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1999

                                     [LOGO]

M FUND, INC.
PRESIDENT'S LETTER

July 15, 1999

Dear Contract Owners:

We are pleased to present to you the M Fund, Inc. (the "Company") Semi-Annual Report dated June 30, 1999. The Company has been growing steadily during the course of 1999 with total assets under management reaching over $94 million as of June 30, 1999.

Sub-Advisers to the portfolios, under the direction of M Financial Investment Advisers, Inc., the investment adviser to the Company, have prepared the attached discussion of results for each portfolio of the Company for the period beginning January 1, 1999 and ending June 30, 1999 in addition to their outlook for the last six months of 1999.

Sub-Advisers to the Company are: Brandes Investment Partners, L.P. for the Brandes International Equity Fund, Turner Investment Partners, Inc. for the Turner Core Growth Fund, Frontier Capital Management Co., Inc. for the Frontier Capital Appreciation Fund, and Franklin Portfolio Associates, L.L.C. for the Enhanced U.S. Equity Fund.

The M Fund Board of Directors, in coordination with M Financial Investment Advisers, Inc. and M Fund's participating insurance carriers, remain committed to providing opportunities to add value to shareholders.

Sincerely,

/s/ DANIEL F. BYRNE
DANIEL F. BYRNE
PRESIDENT
M Fund, Inc.

                       BRANDES INTERNATIONAL EQUITY FUND

    The Brandes International Equity Fund returned 21.62% for the six months ended June 30, 1999. This compared to a gain of 3.80% for the benchmark Morgan Stanley Capital International (MSCI) EAFE Index for the same period.

    The Fund's outperformance of the benchmark was primarily due to the strong performance of emerging markets stocks in the portfolio. Emerging markets, in general, had continued their powerful recovery during the semi-annual period. For the six months ending June 30, 1999 the MSCI Free Emerging Markets Index rose 39.87%. In Latin America, equity markets rallied on the back of a surge in energy prices and early signs of an economic recovery in Brazil. Over the six month period, the MSCI Free Latin America Index gained 31.02% in U.S. dollars, led by strength in Argentina and Venezuela.

    Among developed foreign markets, Japanese stocks rose 20.72% over the six months, as the Japanese government proposed to address economic and banking problems. European markets, however, were generally lower for the period, amid investor concern about the conflict in Kosovo, prolonged weakness in the euro, and relatively tepid growth in Germany and Italy. The MSCI Europe Index fell -2.41% for the first half of 1999.

    Geographically, the Fund's best performing holdings were in South Korea (up over 70% for the period), as well as South Africa, Argentina, and Mexico (each up over 60%). Returns generally lagged in European stocks; holdings in several European countries finished the period with negative returns. On a sector basis, the Fund's strongest gains came from the materials and commodities sector (De Beers) and the metals group (British Steel). Holdings in the energy sources industry also benefited from several takeover overtures late in the period (YPF Sociedad Anonima and Elf Aquitaine).

    It has now been two years since the global economic crisis first erupted in Asia. Since then, financial markets worldwide have been in a state of flux and many traditional economic relationships have been turned upside down. While it is too early to say with certainty that the crisis has passed, it now appears the global economic environment may be returning to something approaching "normalcy." This is not to suggest that world stock prices will not continue to be volatile, or that countries and regions will not experience the usual economic ups and downs. It also does not insure that the global economy is necessarily out of the woods.

    We welcome this return to more normal conditions. Speculative fervor is never healthy for any nation's economy or markets. However, as value investors, we believe that the turmoil caused by the global financial crisis created abnormally attractive opportunities for those interested in buying good businesses at reasonable prices. As such, we expect solid performance over time for value investors patient enough to endure periodic disruptions in the global economic environment.

BRANDES INVESTMENT PARTNERS, L.P.
INVESTMENT SUB-ADVISER TO THE BRANDES INTERNATIONAL EQUITY FUND

                            TURNER CORE GROWTH FUND

    The Turner Core Growth Fund returned 13.97% for the six months ended June 30, 1999 to outperform both the Wilshire 5000 Stock Index and the Lipper Growth Funds Average by more than two percentage points. The Wilshire 5000 was up 11.87%; the average growth fund tracked by Lipper Inc., gained 11.64%.

    Good stock selection was largely responsible for the Turner Core Fund's return premium. In our investment approach, we adhere to a "sector-neutral" policy; i. e., we match the weighting of our combined investments in each of the 10 market sectors to the weighting of the analogous sector in the target index, so we can exploit the often sudden shifts in performance leadership among sectors. For the past six months, six of our 10 sector positions beat their corresponding index sectors, with the best results coming from technology, materials/processing, producer-durables, and utilities/communication. Subpar returns in the health-care and consumer-staples sectors in particular detracted from our performance.

    Among individual stocks, our biggest winners (up 30% or more) included Broadcom, Cisco Systems, Microsoft, MIPS Technologies, Motorola, Siebel Systems, Sun Microsystems, Tellabs, Texas Instruments, Xilinx, and Yahoo! in technology; Corning and Georgia-Pacific in materials/processing; AlliedSignal, Applied Materials, Uniphase, and KLA-Tencor in producer durables; and Global Crossing, Level 3 Communications, Nextlink Communications, Qualcomm, and Qwest Communications in utilities/ communication.

    The fund's results were also influenced by a market environment in which growth stocks outperformed in the first three months of the period, then underperformed in the following three months. Overall, for the entire period, value stocks, as represented by the Russell 3000 Value Index, returned 12.27%, versus 10.62% for their growth counterparts. Investment sentiment changed dramatically in the second half of the period as part of a general broadening of the stock market that increasingly favored smaller stocks. In response, we reduced the portfolio's weighted average market capitalization (which was above $100 billion at one point) to about $84 billion at June 30. We reduced our weighting in capitalization giants like General Electric and bought smaller stocks of issuers with stellar earnings prospects.

    About the stock market's prospects, we think as long as earnings hold up reasonably well (and we think they will generally), this remarkable bull market should continue to rage. The potential earnings power of our own holdings remains outstanding. Also, we think the above-average market volatility (a common metaphor for the intensity of market moves recently has been the roller coaster) will continue to be in evidence. Finally, we remain optimistic about the superior return potential of growth stocks over time, although investment sentiment may continue to favor value stocks in the short term.

TURNER INVESTMENT PARTNERS, INC.
INVESTMENT SUB-ADVISER TO THE TURNER CORE GROWTH FUND

                       FRONTIER CAPITAL APPRECIATION FUND

    The Frontier Capital Appreciation Fund returned 20.15% for the six months ended June 30, 1999. The Russell 2500 stock index returned 10.88% during the same period.

    This year has seen large well-known companies experience significant earnings disappointments. This has occurred during a time of record valuations for these stocks and has caused investors to broaden their focus to the small and mid cap sector of the stock market. Earnings growth and earnings potential have driven performance thus far in 1999.

    The economic backdrop remains excellent, which should provide strong underlying support for the market. Despite fears that better-than-expected GDP growth and historically low unemployment rates would fuel acceleration in inflation, thus far strong productivity gains and generally flat to declining commodity prices have kept inflation rates low.

    Corporate profits are expected to be up close to 10% versus a consensus expectation earlier in the year of only flat to modest gains. As small and mid cap stocks tend to be more tied to the domestic economy and more cyclical than their larger cap, typically multinational, counterparts, this economic strength has been a major driver to their recently improved relative performance. Even after their recent gains, small cap stocks still sell at historically deep valuation discounts to the larger cap averages. This combination of strong relative earnings growth and historically attractive relative valuations enhances our optimism that the improving performance trends can be sustained.

FRONTIER CAPITAL MANAGEMENT CO., INC.
INVESTMENT SUB-ADVISER TO THE FRONTIER CAPITAL APPRECIATION FUND

                           ENHANCED U.S. EQUITY FUND

    The Enhanced U.S. Equity Fund returned 13.22% for the six months ended June 30, 1999. The S&P 500 returned 12.38% for the same period.

    Franklin Portfolio Associates' approach to active management involves identifying and exploiting differences in relative valuation between securities. The period immediately prior to the second quarter was a difficult one for this type of active management, but the second quarter saw a return to a more normal pattern of returns to relative value.

    We continue to believe that the US equity market looks a little stretched in terms of conventional valuation measures such as P/E or dividend yield. The high returns of recent years have occurred against a background of continuously good and improving economic news. As recently as last fall the possibility of a recession over the course of 1999 was widely discussed. Over the subsequent months expectations were systematically revised upward to their current level, which is comfortably above trend. Inevitably this has had a major positive impact on the market.

    Such revisions are very difficult to forecast, however, and thus we believe that market timing is typically not an important component of successful investment strategies. Instead, holding an appropriate investment mix over the longer term best suits the objectives of most investors.

    We look forward to the future with great confidence. Our investment process has proved robust over an extended period and through varying market and economic conditions. We continue to believe that we will outperform both indexing and the majority of our peers.

FRANKLIN PORTFOLIO ASSOCIATES, L.L.C.
INVESTMENT SUB-ADVISER TO THE ENHANCED U.S. EQUITY FUND

BRANDES INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------

         FOREIGN COMMON STOCKS--90.7%
         BRAZIL--6.3%
 35,600  Banco Bradesco SA--ADR..................  $   178,708
  2,700  Centrais Electricas Brasileiras SA-- ADR
           Class B...............................       27,184
 36,300  Centrais Electricas Brasileiras SA--
           ADR*..................................      342,944
    270  Centrais Geradoras do Sul do Brasil
           SA--ADR...............................        1,081
 21,100  Cia Cervejaria Brahma--ADR..............      238,694
  1,000  Embratel Partipacoes SA--ADR*...........       13,875
 25,700  Petroleo Brasileiro SA--ADR.............      395,731
    100  Tele Celular Sul Participacoes SA--
           ADR*..................................        2,169
    333  Tele Centro Oeste Celular Participacoes
           SA--ADR...............................        1,311
    200  Tele Centro Sul Participacoes SA--
           ADR*..................................       11,100
     20  Tele Leste Celular Participacoes
           SA--ADR*..............................          595
     50  Tele Nordeste Celular Participacoes
           SA--ADR*..............................        1,350
     20  Tele Norte Celular Participacoes
           SA--ADR...............................          541
  1,000  Tele Norte Leste Participacoes SA--
           ADR*..................................       18,563
     50  Telemig Celular Participacoes SA--
           ADR...................................        1,231
    400  Telesp Celular Partcipacoes SA-- ADR*...       10,700
  1,000  Telesp Participacoes SA--ADR*...........       22,875
                                                   -----------
                                                     1,268,652
                                                   -----------
         DENMARK--1.7%
  3,205  Den Danske Bank.........................      346,616
                                                   -----------
         FRANCE--6.7%
  4,300  Alcatel.................................      604,793
  3,400  Elf-Aquitaine SA........................      498,528
  5,900  Michelin (CGDE)--Class B................      241,168
                                                   -----------
                                                     1,344,489
                                                   -----------
         GERMANY--6.7%
  8,000  BASF AG.................................      353,221


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         GERMANY (CONTINUED)
    270  Bayerische Motoren Werke AG.............  $   186,399
 19,000  Deutsche Telekom AG.....................      796,808
                                                   -----------
                                                     1,336,428
                                                   -----------
         HONG KONG--5.7%
105,000  Citic Pacific Ltd.......................      334,951
 41,000  Hutchison Whampoa Ltd...................      371,233
 89,000  Swire Pacific Ltd.--Class A.............      440,492
                                                   -----------
                                                     1,146,676
                                                   -----------
         ITALY--4.8%
 67,000  ENI SpA.................................      394,890
 54,500  Telecom Italia SpA......................      564,657
                                                   -----------
                                                       959,547
                                                   -----------
         JAPAN--18.9%
  6,000  Canon, Inc..............................      172,640
  5,000  Daiichi Pharmaceutical Co., Ltd.........       77,639
105,000  Hitachi Ltd.............................      985,368
     70  Japan Tobacco, Inc......................       77,556
 54,000  Komatsu, Ltd............................      345,132
 10,000  Kyocera Corp............................      587,044
 19,000  Matsushita Electric Industrial Co.......      369,176
130,000  Mitsubishi Heavy Industries, Ltd........      527,761
 26,000  Nippon Mitsubishi Oil Corp..............      109,637
 50,000  Tokio Marine & Fire Insurance Co.,
           Ltd...................................      543,636
                                                   -----------
                                                     3,795,589
                                                   -----------
         KOREA--1.4%
  7,000  Korea Electric Power Corp...............      290,886
                                                   -----------
         MEXICO--3.1%
  7,700  Telefonos de Mexico SA--ADR.............      622,256
                                                   -----------
         NETHERLANDS--3.9%
  8,992  ING Groep NV............................      486,431
  6,470  Koninklijke KPN NV......................      303,334
                                                   -----------
                                                       789,765
                                                   -----------
         SINGAPORE--3.3%
 54,000  Development Bank of Singapore Ltd.......      659,929
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         SOUTH AFRICA--2.8%
 18,200  De Beers--Centenary.....................  $   436,148
 13,200  South African Breweries Plc*............      112,990
                                                   -----------
                                                       549,138
                                                   -----------
         SPAIN--1.6%
 10,400  Argentaria SA...........................      236,720
  6,600  Union Electrica Fenosa, SA..............       86,232
                                                   -----------
                                                       322,952
                                                   -----------
         SWITZERLAND--2.3%
 21,000  Allied Zurich Plc.......................      264,008
    520  Swisscom AG.............................      195,614
                                                   -----------
                                                       459,622
                                                   -----------
         UNITED KINGDOM--19.7%
 11,000  BOC Group Plc...........................      215,021
 32,100  British American Tobacco Plc............      301,844
152,000  British Steel Plc.......................      393,564
 46,188  Diageo Plc..............................      482,371
  3,700  HSBC Holdings Plc.......................      131,060
 21,200  HSBC Holdings Plc (Hong Kong)...........      773,284
 15,400  Imperial Chemical Industries Plc........      152,214
 94,576  Invensys Plc............................      447,642


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         UNITED KINGDOM (CONTINUED)
 80,400  Marks & Spencer Plc.....................      465,145
 22,000  National Power Plc......................  $   160,225
 19,000  Reckitt & Colman Plc....................      198,130
 27,000  Royal & Sun Alliance Insurance Group
           Plc...................................      242,182
                                                   -----------
                                                     3,962,682
                                                   -----------
         VENEZUELA--1.8%
 13,200  Cia Anonima Telefonos de
           Venezuela--ADR........................      359,700
                                                   -----------
         TOTAL INVESTMENTS--90.7%
           (Cost $15,388,157)....................   18,214,927
         OTHER ASSETS AND LIABILITIES
           (NET)--9.3%...........................    1,877,044
                                                   -----------
         TOTAL NET ASSETS--100.0%................  $20,091,971
                                                   -----------
                                                   -----------

NOTES TO THE PORTFOLIO OF INVESTMENTS:
ADR--American Depositary Receipt
* Non-income producing security.
Percentages indicated are based on Net Assets.

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY

JUNE 30, 1999

    At June 30, 1999, industry sector diversification of the Brandes International Equity Fund's investments as a percentage of net assets was as follows:

                                                                                        PERCENTAGE OF
                                   INDUSTRY SECTOR                                       NET ASSETS
--------------------------------------------------------------------------------------  -------------
Telephone Systems.....................................................................        11.7%
Banking...............................................................................        11.5%
Electronics...........................................................................         7.8%
Insurance.............................................................................         7.6%
Oil & Gas.............................................................................         7.0%
Beverages, Food & Tobacco.............................................................         6.1%
Communications........................................................................         5.8%
Industrial--Diversified...............................................................         5.7%
Electric Utilities....................................................................         4.5%
Heavy Machinery.......................................................................         4.4%
Chemicals.............................................................................         3.6%
Electrical Equipment..................................................................         2.7%
Retailers.............................................................................         2.3%
Industrial Technology.................................................................         2.3%
Mining................................................................................         2.2%
Automotive............................................................................         2.1%
Metals................................................................................         2.0%
Household Products....................................................................         1.0%
Pharmaceuticals.......................................................................         0.4%
                                                                                             -----
                                                                                              90.7%
                                                                                             -----
                                                                                             -----

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         COMMON STOCKS--95.5%
         ADVERTISING--1.0%
  2,410  Omnicom Group, Inc......................  $   192,800
                                                   -----------
         AIRLINES--0.7%
  2,665  FDX Corp.*..............................      144,576
                                                   -----------
         AUTOMOTIVE--2.2%
  2,070  Dana Corp...............................       95,349
  1,970  Federal-Mogul Corp......................      102,440
  2,475  Ford Motor Co...........................      139,683
  1,750  General Motors Corp.....................       98,438
                                                   -----------
                                                       435,910
                                                   -----------
         BANKING--5.7%
  5,160  Bank of New York Co., Inc. (The)........      189,308
  2,780  Capital One Financial Corp..............      154,811
  2,420  Chase Manhattan Corp....................      209,633
  1,750  Federal Home Loan Mortgage Corp.........      101,500
  4,120  Household International, Inc............      195,185
  1,000  Northern Trust Corp.....................       97,000
  4,520  Wells Fargo Co..........................      193,230
                                                   -----------
                                                     1,140,667
                                                   -----------
         BEVERAGES, FOOD & TOBACCO--6.1%
  2,660  Anheuser-Busch Companies, Inc...........      188,694
  4,290  Coca-Cola Co............................      268,125
  4,180  Pepsi Bottling Group, Inc. (The)........       96,401
  3,910  Pepsico, Inc............................      151,268
  2,770  Quaker Oats Co..........................      183,859
  3,845  Seagram Co., Ltd. (The).................      193,692
  4,880  SYSCO Corp..............................      145,485
                                                   -----------
                                                     1,227,524
                                                   -----------
         CHEMICALS--1.1%
  2,175  Air Products & Chemicals Inc............       87,544
  2,130  Dupont (E.I.) de Nemours................      145,506
                                                   -----------
                                                       233,050
                                                   -----------
         COMMERCIAL SERVICES--1.1%
  4,295  Waste Management, Inc...................      230,856
                                                   -----------
         COMMUNICATIONS--4.1%
  5,860  Lucent Technologies.....................      395,184
    580  QUALCOMM Inc.*..........................       83,230


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         COMMUNICATIONS (CONTINUED)
  2,885  Tellabs, Inc.*..........................  $   194,918
    875  Uniphase Corp.*.........................      145,250
                                                   -----------
                                                       818,582
                                                   -----------
         COMPUTER SOFTWARE & PROCESSING-- 13.0%
  3,465  America Online, Inc.*...................      382,881
  2,230  Automatic Data Processing, Inc..........       98,120
  2,050  BMC Software, Inc.*.....................      110,700
  6,280  Cisco Systems, Inc.*....................      405,060
  6,050  Comdisco, Inc...........................      155,031
  1,950  Computer Associates International,
           Inc...................................      107,250
  1,540  Electronic Data Systems Corp............       87,106
  4,150  First Data Corp. .......................      203,091
  8,770  Microsoft Corp.*........................      790,939
  2,200  Oracle Corp.*...........................       81,675
  1,610  Siebel Systems, Inc.*...................      106,864
    600  Yahoo! Inc.*............................      103,350
                                                   -----------
                                                     2,632,067
                                                   -----------
         COMPUTERS & INFORMATION--2.8%
  3,030  International Business Machines.........      391,628
  2,420  Sun Microsystems, Inc.*.................      166,678
                                                   -----------
                                                       558,306
                                                   -----------
         CONGLOMERATES--0.9%
  2,020  Tyco International Ltd..................      191,395
                                                   -----------
         COSMETICS & PERSONAL CARE--0.7%
  1,345  Colgate-Palmolive Co....................      132,819
                                                   -----------
         ELECTRONICS--5.7%
  1,980  Applied Materials, Inc.*................      146,273
    960  Broadcom Corp.--Class A*................      138,780
  1,470  KLA Instruments Corp.*..................       95,366
  2,160  LSI Logic*..............................       99,630
  2,760  Motorola, Inc...........................      261,510
  4,380  National Semiconductor Corp.*...........      110,869
  1,360  Texas Instruments.......................      197,200
  1,660  Xilinx, Inc.*...........................       95,035
                                                   -----------
                                                     1,144,663
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         ENTERTAINMENT & LEISURE--2.5%
  5,410  AT&T Corp.--Liberty Media Group--Class
           A*....................................  $   198,818
  4,295  Time Warner, Inc........................      315,683
                                                   -----------
                                                       514,501
                                                   -----------
         FINANCIAL SERVICES--4.8%
  1,880  American Express Co.....................      244,635
  7,552  Citigroup, Inc..........................      358,720
  2,840  Goldman Sachs Group, Inc. (The).........      205,190
  1,520  Morgan Stanley, Dean Witter & Co........      155,800
                                                   -----------
                                                       964,345
                                                   -----------
         FOOD RETAILERS--1.4%
  7,100  Kroger Co.*.............................      198,356
  2,480  Starbucks Corp.*........................       93,155
                                                   -----------
                                                       291,511
                                                   -----------
         FOREST PRODUCTS & PAPER--1.6%
  1,840  International Paper Co..................       92,920
  2,500  Kimberly-Clark Corp.....................      142,500
  4,520  Smurfit-Stone Container Corp.*..........       92,943
                                                   -----------
                                                       328,363
                                                   -----------
         HEALTH CARE PROVIDERS--0.8%
  6,905  Columbia/HCA Healthcare Corp............      157,520
                                                   -----------
         HEAVY MACHINERY--1.0%
  2,730  Cooper Cameron Corp.*...................      101,181
  2,150  Lam Research Corp.*.....................      100,378
                                                   -----------
                                                       201,559
                                                   -----------
         HOME CONSTRUCTION, FURNISHINGS &
         APPLIANCES--1.0%
  3,115  Home Depot..............................      200,723
                                                   -----------
         HOUSEHOLD PRODUCTS--1.3%
  3,815  Corning Inc.............................      267,527
                                                   -----------
         INSURANCE--5.0%
  2,737  American International Group............      320,400
  2,160  CIGNA Corp..............................      192,240
  5,910  Foundation Health Systems, Inc.-- Class
           A*....................................       88,650
  2,620  Lincoln National Corp.*.................      137,059
  2,430  Marsh & McLennan Co., Inc...............      183,465
  1,560  United Healthcare Corp..................       97,695
                                                   -----------
                                                     1,019,509
                                                   -----------


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         MEDIA--BROADCASTING & PUBLISHING--4.5%
  3,360  CBS Corp.*..............................  $   145,950
  1,320  Clear Channel Communications, Inc.*.....       90,998
  2,900  Comcast Corp.--Class A..................      111,469
  2,960  Cox Communications, Inc.-- Class A*.....      108,965
  1,640  Gemstar International Group Ltd.*.......      107,010
  4,525  MediaOne Group, Inc.*...................      336,547
                                                   -----------
                                                       900,939
                                                   -----------
         MEDICAL SUPPLIES--3.1%
  1,410  Bausch & Lomb Inc.......................      107,865
  3,550  Boston Scientific Corp.*................      155,978
  3,200  Medtronics, Inc.........................      249,200
  3,270  St Jude Medical, Inc.*..................      116,494
                                                   -----------
                                                       629,537
                                                   -----------
         OFFICE EQUIPMENT--0.8%
    225  Pitney Bowes, Inc.......................       14,456
  2,340  Xerox Corp..............................      138,206
                                                   -----------
                                                       152,662
                                                   -----------
         OIL & GAS--6.0%
  2,075  Burlington Resources, Inc...............       89,744
  2,340  Enron Corporation.......................      191,295
  4,330  Exxon...................................      333,951
  1,880  Mobil Corp..............................      186,120
  2,880  Texaco..................................      180,000
  3,585  Unocal Corp.............................      142,056
  1,990  Williams Companies, Inc.................       84,699
                                                   -----------
                                                     1,207,865
                                                   -----------
         PHARMACEUTICALS--5.0%
  2,390  Biogen, Inc*............................      153,707
  4,080  Bristol-Myers Squibb Co.................      287,385
  3,805  Johnson & Johnson.......................      372,890
  3,300  Pharmacia & Upjohn, Inc.................      187,481
                                                   -----------
                                                     1,001,463
                                                   -----------
         RETAILERS--2.6%
  1,925  Costco Co., Inc.*.......................      154,120
  7,780  Wal-Mart Stores, Inc....................      375,385
                                                   -----------
                                                       529,505
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         TELEPHONE SYSTEMS--9.0%
  3,780  Ameritech Corp..........................  $   277,830
  4,205  Bell Atlantic Corp......................      274,902
    830  Exodus Communications, Inc.*............       99,548
  3,130  Frontier Corp...........................      184,670
  2,080  Level 3 Communications, Inc.*...........      124,930
  3,745  MCI WorldCom, Inc.*.....................      323,006
  2,660  Metromedia Fiber Network, Inc.-- Class
           A*....................................       95,594
  1,360  NEXTLINK Communications, Inc.--Class
           A*....................................      101,150
  3,400  Sprint Corp.............................      179,563
  2,540  Sprint Corp. (PCS Group)*...............      145,098
                                                   -----------
                                                     1,806,291
                                                   -----------
         TOTAL INVESTMENTS--95.5%
           (Cost $16,834,308)....................   19,257,035
         OTHER ASSETS AND LIABILITIES
           (NET)--4.5%...........................      917,045
                                                   -----------
         TOTAL NET ASSETS--100.0%................  $20,174,080
                                                   -----------
                                                   -----------

NOTES TO THE PORTFOLIO OF INVESTMENTS:
* Non-income producing security.
Percentages indicated are based on Net Assets.

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         COMMON STOCKS--98.9%
         AEROSPACE & DEFENSE--0.8%
 12,500  Orbital Sciences Corp.*.................  $   295,313
                                                   -----------
         APPAREL RETAILERS--0.7%
 23,800  North Face Inc. (The)*..................      235,025
                                                   -----------
         BUILDING MATERIALS--2.0%
 12,360  Cameron Ashley Building Products*.......      129,008
 13,010  Elcor Corp..............................      568,374
                                                   -----------
                                                       697,382
                                                   -----------
         CHEMICALS--0.8%
 29,930  Hexcel Corp.*...........................      303,041
                                                   -----------
         COMMERCIAL SERVICES--8.1%
 10,800  Angelica Corp...........................      190,350
  8,400  Bright Horizons Family Solutions,
           Inc.*.................................      158,550
 32,900  Celgene Corp.*..........................      577,806
 18,900  Lo-Jack Corp.*..........................      158,288
  9,400  Quanta Services, Inc.*..................      413,600
 30,200  Republic Services, Inc.--Class A*.......      747,450
 14,300  Stone & Webster, Inc....................      380,738
 20,490  US Oncology, Inc.*......................      245,880
                                                   -----------
                                                     2,872,662
                                                   -----------
         COMMUNICATIONS--7.8%
  4,700  Adaptive Broadband Corp.*...............      102,813
 15,800  Cable Design Technologies*..............      243,913
 32,400  Coyote Network Systems, Inc.*...........      175,164
 12,200  Digital Microwave Corp.*................      155,550
 19,000  Intervoice, Inc.*.......................      274,313
 13,300  Itron, Inc.*............................      113,881
 12,700  Newbridge Network Corp.*................      365,125
 19,200  P-Com, Inc.*............................      100,500
 33,700  PictureTel Corporation*.................      269,600
  5,500  Sawtek Inc.*............................      252,313
 22,300  Tollgrade Communications, Inc.*.........      340,075
 13,330  Transaction Network Services, Inc.*.....      389,903
                                                   -----------
                                                     2,783,150
                                                   -----------
         COMPUTER SOFTWARE & PROCESSING-- 10.9%
 39,600  Ansoft Corp.*...........................      321,750
 22,400  ANSYS, Inc.*............................      222,600
 10,300  Ardent Software, Inc.*..................      218,875
 33,200  Information Resources, Inc.*............      290,500


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         COMPUTER SOFTWARE & PROCESSING
         (CONTINUED)
  9,900  Integrated Measurement Systems, Inc.*...  $   127,463
 39,100  ISG International Software Group
           Ltd.*.................................      369,006
 42,400  Mentor Graphics Corp.*..................      543,250
 18,100  NOVA Corp.*.............................      452,500
  8,700  Pathways Group, Inc. (The)*.............       57,638
  8,300  Project Software & Development, Inc.*...      259,375
 11,250  Sandisk Corp.*..........................      506,250
 12,200  Sybase, Inc.*...........................      134,200
  5,600  Synopsys, Inc.*.........................      309,050
 36,000  System Software Associates, Inc.*.......       59,627
                                                   -----------
                                                     3,872,084
                                                   -----------
         COMPUTERS & INFORMATION--3.4%
 27,800  Box Hill Systems Corp.*.................      163,325
 18,700  Data General Corp.*.....................      272,319
 30,600  In Focus Systems, Inc.*.................      459,000
  7,100  Seagate Technology, Inc.*...............      181,938
  8,100  Silicon Graphics, Inc.*.................      132,638
                                                   -----------
                                                     1,209,220
                                                   -----------
         CONTAINERS & PACKAGING--1.8%
 28,490  US Can Corp.*...........................      633,903
                                                   -----------
         ELECTRICAL EQUIPMENT--1.5%
 14,600  Artesyn Technologies, Inc.*.............      323,938
 22,500  Checkpoint Systems, Inc.*...............      201,094
                                                   -----------
                                                       525,032
                                                   -----------
         ELECTRONICS--18.1%
 36,285  3Dfx Interactive, Inc.*.................      566,952
 14,600  Aavid Thermal Technologies*.............      330,324
 36,800  American Superconductor Corp.*..........      549,699
  9,300  Analog Devices, Inc.*...................      466,743
  8,500  Arrow Electronics, Inc.*................      161,499
 15,600  Atmel Corp.*............................      408,524
  5,500  Benchmark Electronics, Inc.*............      197,655
  3,900  Black Box Corp.*........................      195,487
 27,900  Cypress Semiconductor Corp.*............      460,349
  8,600  Exar Corp.*.............................      212,849
  8,000  Galileo Technology Ltd.*................      362,499
  4,100  Harman International Industries.........      180,399
  3,720  Lattice Semiconductor*..................      231,569

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         ELECTRONICS (CONTINUED)
 12,930  LSI Logic*..............................  $   596,396
  7,200  Micron Technology, Inc.*................      290,250
  4,900  MMC Networks, Inc.*.....................      219,275
 10,800  SIPEX Corp.*............................      221,400
 61,960  Trimble Navigation Ltd.*................      797,735
                                                   -----------
                                                     6,449,604
                                                   -----------
         ENTERTAINMENT & LEISURE--4.0%
 24,600  American Coin Merchandising, Inc.*......      159,900
 37,500  Family Golf Centers, Inc.*..............      288,281
  7,600  Hasbro, Inc.............................      212,325
  9,820  International Game Technology...........      181,670
 19,612  Mattel, Inc.............................      518,492
  4,860  Sodak Gaming*...........................       45,563
                                                   -----------
                                                     1,406,231
                                                   -----------
         FOREST PRODUCTS & PAPER--2.6%
 48,400  Gaylord Container Corp.--Class A*.......      384,175
 13,560  Louisiana Pacific Corp..................      322,050
 11,300  Smurfit-Stone Container Corp.*..........      232,356
                                                   -----------
                                                       938,581
                                                   -----------
         HEALTH CARE PROVIDERS--1.2%
 17,400  Centennial HealthCare Corp.*............       91,895
  9,700  Sunrise Assisted Living, Inc.*..........      338,288
                                                   -----------
                                                       430,183
                                                   -----------
         HEAVY CONSTRUCTION--0.2%
 12,700  Layne Christensen Co.*..................       80,963
                                                   -----------
         HEAVY MACHINERY--5.1%
 10,013  Albany International Corp.-- Class A*...      207,770
 11,700  Applied Science & Technology, Inc.*.....      263,250
 18,400  Central Sprinkler Corp.*................      518,650
  2,800  Cooper Cameron Corp.*...................      103,775
 15,330  Insituform Technologies*................      331,511
  4,100  Lam Research Corp.*.....................      191,419
 12,800  Paxar Corp.*............................      115,200
  6,800  Varco International, Inc.*..............       74,375
                                                   -----------
                                                     1,805,950
                                                   -----------
         INSURANCE--1.7%
 12,700  HCC Insurance Holdings, Inc.............      288,131


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         INSURANCE (CONTINUED)
 33,700  Mid Atlantic Medical
           Services, Inc.*.......................  $   332,788
                                                   -----------
                                                       620,919
                                                   -----------
         MEDIA--BROADCASTING & PUBLISHING--2.0%
 25,430  Mail-Well, Inc.*........................      411,648
  1,700  Scholastic Corp.*.......................       86,063
  4,500  Viacom, Inc.*...........................      198,000
                                                   -----------
                                                       695,711
                                                   -----------
         MEDICAL SUPPLIES--3.4%
 29,800  Endocardial Solutions, Inc.*............      281,238
  8,100  EndoSonics Corp.*.......................       56,700
 12,700  Haemonetics Corp.*......................      254,794
  6,800  Mentor Corp.............................      126,650
 18,300  Merit Medical Systems, Inc.*............       91,215
  4,500  STERIS Corp.*...........................       87,188
 19,100  Visible Genetics Inc.*..................      307,988
                                                   -----------
                                                     1,205,773
                                                   -----------
         MEDICAL & BIO-TECHNOLOGY--1.1%
  4,800  VISX, Inc.*.............................      380,100
                                                   -----------
         METALS--4.4%
 72,700  Armco Inc.*.............................      481,638
 24,370  Birmingham Steel Corp...................      100,526
  2,800  Carpenter Technology....................       79,975
  7,000  Howmet International, Inc.*.............      120,313
 11,200  Northwest Pipe Co.*.....................      186,200
 11,250  Oregon Steel Mills......................      149,766
 12,200  Quanex Corp.............................      347,700
 13,000  Synalloy Corp...........................      105,625
                                                   -----------
                                                     1,571,743
                                                   -----------
         OIL & GAS--1.4%
  3,600  BJ Services Co.*........................      105,975
  7,180  Noble Drilling Corp.*...................      141,356
  4,400  Transocean Offshore Inc.................      115,500
  2,600  Vastar Resources, Inc...................      136,338
                                                   -----------
                                                       499,169
                                                   -----------
         PHARMACEUTICALS--7.7%
 21,200  Advanced Polymer Systems, Inc.*.........      148,400
  8,000  AmeriSource Health Corp.-- Class A*.....      204,000
 11,197  Bergen Brunswig Corp.--Class A..........      193,148

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         PHARMACEUTICALS (CONTINUED)
  7,466  Bindley Western Industries, Inc.........  $   172,196
 17,900  Copley Pharmaceutical, Inc.*............      183,475
 29,130  DUSA Pharmaceuticals, Inc.*.............      336,816
 10,800  GelTex Pharmaceuticals, Inc.*...........      194,400
 22,900  Guilford Pharmaceuticals Inc.*..........      291,975
  9,900  ICN Pharmaceuticals, Inc................      318,656
  3,300  Pharmacyclics, Inc.*....................       92,400
 26,700  Protein Design Labs, Inc.*..............      592,406
                                                   -----------
                                                     2,727,872
                                                   -----------
         REAL ESTATE--2.0%
  6,900  Boston Properties, Inc.--REIT...........      247,538
  6,580  CB Richard Ellis Services Group,
           Inc.*.................................      163,678
 10,700  Healthcare Realty Trust, Inc.--REIT.....      224,700
  2,400  Jones Lang LaSalle Inc.*................       71,550
                                                   -----------
                                                       707,466
                                                   -----------
         RETAILERS--0.7%
  6,700  CKE Restaurants, Inc....................      108,875
 14,300  PETsMART, Inc.*.........................      146,575
                                                   -----------
                                                       255,450
                                                   -----------
         TELEPHONE SYSTEMS--2.6%
  5,200  Century Communications Corp.*...........      239,200
  4,600  ITC DeltaCom, Inc.*.....................      128,800
  5,840  VoiceStream Wireless Corp.*.............      166,075
  7,740  Western Wireless Corp.--Class A*........      208,980
  3,900  WinStar Communications, Inc.*...........      190,125
                                                   -----------
                                                       933,180
                                                   -----------
         TEXTILES, CLOTHING & FABRICS--1.5%
 28,800  Fruit of the Loom, Inc.--Class A*.......      280,800
  5,000  Unifi, Inc..............................      106,250
  9,300  Wolverine World Wide, Inc...............      130,200
                                                   -----------
                                                       517,250
                                                   -----------


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         TRANSPORTATION--1.4%
  6,700  Coach USA, Inc.*........................  $   280,981
 22,500  Global Vacation Group, Inc.*............      101,250
  4,900  Westinghouse Air Brake Co...............      127,094
                                                   -----------
                                                       509,325
                                                   -----------
         TOTAL COMMON STOCKS                        35,162,282
           (Cost $28,422,566)....................
                                                   -----------
         CONVERTIBLE PREFERRED STOCKS--0.3%
         HEALTH CARE PROVIDERS--0.3%
  8,300  MedPartners, Inc.--TAPS.................       89,225
                                                   -----------
         TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost $71,813)........................       89,225
                                                   -----------
         TOTAL INVESTMENTS--99.2%
           (Cost $28,494,379)....................   35,251,507
         OTHER ASSETS AND LIABILITIES
           (NET)--0.8%...........................      288,225
                                                   -----------
         TOTAL NET ASSETS--100.0%................  $35,539,732
                                                   -----------
                                                   -----------

NOTES TO THE PORTFOLIO OF INVESTMENTS:
REIT--Real Estate Investment Trust
TAPS--Threshold Appreciation Price Securities
* Non-income producing security.
Percentages indicated are based on Net Assets.

   The accompanying notes are an integral part of these financial statements.

ENHANCED U.S. EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         COMMON STOCKS--98.6%
         AIRLINES--0.6%
  2,200  FDX Corp.*..............................  $   119,350
                                                   -----------
         AUTOMOTIVE--2.0%
  2,500  Ford Motor Co...........................      141,094
    900  Genuine Parts Co........................       31,500
  1,400  Johnson Controls, Inc...................       97,038
  2,000  TRW Inc.................................      109,750
                                                   -----------
                                                       379,382
                                                   -----------
         BANKING--8.3%
  1,500  Associates First Capital Corp...........       66,468
  4,889  Bank of America Corp....................      358,424
  3,000  Bank One Corporation....................      178,687
  1,200  Chase Manhattan Corp....................      103,949
  8,200  Fleet Financial Group, Inc..............      363,874
    900  Golden West Financial Corp..............       88,199
    300  National City Corp......................       19,649
  2,000  SunTrust Banks, Inc.....................      138,874
  1,000  Wachovia Corp...........................       85,562
  3,200  Wells Fargo Co..........................      136,800
                                                   -----------
                                                     1,540,486
                                                   -----------
         BEVERAGES, FOOD & TOBACCO--3.6%
    100  Adolph Coors Co.........................        4,950
  1,700  Anheuser-Busch Co., Inc.................      120,594
  7,000  ConAgra.................................      186,375
    700  General Mills, Inc......................       56,263
    800  Philip Morris Co........................       32,150
  3,400  Quaker Oats Co..........................      225,675
  1,200  UST Inc.................................       35,100
                                                   -----------
                                                       661,107
                                                   -----------
         BUILDING MATERIALS--0.2%
  1,000  Owens Corning...........................       34,375
                                                   -----------
         BUILDING & CONSTRUCTION--0.8%
  3,700  Centex Corp.............................      138,981
                                                   -----------
         CHEMICALS--1.1%
    600  Air Products & Chemicals Inc............       24,150
  1,100  B.F. Goodrich Co........................       46,750
  1,000  Dow Chemical............................      126,875
                                                   -----------
                                                       197,775
                                                   -----------
         COMMERCIAL SERVICES--0.5%
  2,500  R.R. Donnelley & Sons Co................       92,656
                                                   -----------


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         COMMUNICATIONS--3.8%
  2,600  General Instrument Corp.*...............  $   110,500
  8,928  Lucent Technologies.....................      602,082
                                                   -----------
                                                       712,582
                                                   -----------
         COMPUTER SOFTWARE & PROCESSING-- 6.2%
  2,000  America Online, Inc.*...................      221,000
    600  Cisco Systems, Inc.*....................       38,700
  1,400  Compuware Corp.*........................       44,538
  1,200  Deluxe Corp.............................       46,725
  5,700  Microsoft Corp.*........................      514,069
  4,150  Oracle Corp.*...........................      154,069
  3,600  Unisys Corp.*...........................      140,175
                                                   -----------
                                                     1,159,276
                                                   -----------
         COMPUTERS & INFORMATION--5.5%
  2,200  Dell Computer Corp.*....................       81,400
  3,200  EMC Corp.*..............................      176,000
    900  Gateway Inc.*...........................       53,100
  3,700  Hewlett-Packard Co......................      371,850
    400  International Business Machines.........       51,700
  6,200  Seagate Technology, Inc.*...............      158,875
  2,000  Solectron Corp.*........................      133,375
                                                   -----------
                                                     1,026,300
                                                   -----------
         CONGLOMERATES--4.1%
  8,100  Tyco International Ltd..................      767,475
                                                   -----------
         ELECTRIC UTILITIES--4.6%
  3,600  Central & South West Corp...............       84,150
  1,200  Dominion Resources, Inc.................       51,975
    600  FPL Group, Inc..........................       32,775
  7,400  PG&E Corp...............................      240,500
  2,400  Public Service Enterprise Group, Inc....       98,100
  2,211  Reliant Energy, Inc.....................       61,079
  6,400  Southern Co.............................      169,600
  2,700  Texas Utilities Co......................      111,375
                                                   -----------
                                                       849,554
                                                   -----------
         ELECTRICAL EQUIPMENT--0.8%
  1,300  General Electric........................      146,900
                                                   -----------

   The accompanying notes are an integral part of these financial statements.

ENHANCED U.S. EQUITY FUND

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         ELECTRONICS--3.1%
  1,000  Applied Materials, Inc.*................  $    73,875
  8,400  Intel Corp..............................      499,800
                                                   -----------
                                                       573,675
                                                   -----------
         ENTERTAINMENT & LEISURE--1.1%
  1,900  Eastman Kodak Co........................      128,725
  2,900  Hasbro, Inc.............................       81,019
                                                   -----------
                                                       209,744
                                                   -----------
         FINANCIAL SERVICES--8.8%
  6,672  Citigroup, Inc..........................      316,920
  3,500  Federal Home Loan Mortgage Corp.........      203,000
  1,100  Federal National Mortgage Association...       75,213
  1,000  J.P. Morgan & Co., Inc..................      140,499
  2,400  Lehman Brothers Holdings, Inc...........      149,400
  6,400  MBNA Corp...............................      196,000
    500  Merrill Lynch & Co......................       39,969
  4,160  Morgan Stanley, Dean Witter & Co. ......      426,400
  1,200  Transamerica Corp.......................       90,000
                                                   -----------
                                                     1,637,401
                                                   -----------
         FOOD RETAILERS--1.3%
  2,300  Albertson's, Inc........................      118,594
  2,066  Archer-Daniels-Midland..................       31,894
  3,400  Supervalu, Inc..........................       87,338
                                                   -----------
                                                       237,826
                                                   -----------
         FOREST PRODUCTS & PAPER--1.1%
  2,800  Georgia-Pacific Corp....................      132,650
    500  Kimberly-Clark Corp.....................       28,500
  1,800  Louisiana Pacific Corp..................       42,750
                                                   -----------
                                                       203,900
                                                   -----------
         HEAVY CONSTRUCTION--0.1%
    900  McDermott International, Inc............       25,425
                                                   -----------
         HEAVY MACHINERY--1.3%
  3,800  Ingersoll Rand Co.......................      245,575
                                                   -----------
         HOME CONSTRUCTION, FURNISHINGS &
         APPLIANCES--3.4%
  5,800  Home Depot..............................      373,738
  2,388  Newell Rubbermaid Inc...................      111,042


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         HOME CONSTRUCTION, FURNISHINGS &
         APPLIANCES (CONTINUED)
  1,300  Pulte Corporation.......................  $    29,981
  1,700  Whirlpool Corp..........................      125,800
                                                   -----------
                                                       640,561
                                                   -----------
         HOUSEHOLD PRODUCTS--0.3%
  1,200  Fortune Brands, Inc.....................       49,650
                                                   -----------
         INSURANCE--3.8%
    600  Aetna, Inc..............................       53,663
  3,700  American International Group............      433,131
    300  Jefferson Pilot Corp....................       19,856
    900  Loews Corp..............................       71,213
  1,800  Marsh & McLennan Co., Inc...............      135,900
                                                   -----------
                                                       713,763
                                                   -----------
         MEDIA--BROADCASTING & PUBLISHING--4.2%
  5,100  Comcast Corp.--Class A..................      196,031
  1,500  Gannett Co, Inc.........................      107,063
  1,300  Knight-Ridder, Inc......................       71,419
  9,100  Viacom, Inc.*...........................      400,400
                                                   -----------
                                                       774,913
                                                   -----------
         MEDICAL SUPPLIES--0.4%
    700  Allergan, Inc...........................       77,700
                                                   -----------
         METALS--0.7%
    600  Alcan Aluminium Ltd.....................       19,163
  3,200  Barrick Gold Corp.......................       62,000
  3,800  Placer Dome Inc.........................       44,888
                                                   -----------
                                                       126,051
                                                   -----------
         OIL & GAS--5.3%
    600  Apache Corp.............................       23,400
  3,300  Coastal Corp............................      132,000
    600  Consolidated Natural Gas Co.............       36,450
    800  Enron Corp..............................       65,400
  2,100  Exxon...................................      161,963
  2,500  Mobil Corp..............................      247,500
  4,800  Royal Dutch Petroleum Co................      289,200
    800  USX-Marathon Group......................       26,050
                                                   -----------
                                                       981,963
                                                   -----------
         PHARMACEUTICALS--8.3%
  1,900  Abbott Laboratories.....................       86,450
  1,100  American Home Products Corp.............       63,250

   The accompanying notes are an integral part of these financial statements.

ENHANCED U.S. EQUITY FUND

JUNE 30, 1999

                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         PHARMACEUTICALS (CONTINUED)
  5,700  Cardinal Health, Inc....................  $   365,513
  3,000  Johnson & Johnson.......................      294,000
  5,300  Merck & Co, Inc.........................      392,200
  5,200  Pharmacia & Upjohn, Inc.................      295,425
    500  Warner Lambert Co.......................       34,688
                                                   -----------
                                                     1,531,526
                                                   -----------
         RESTAURANTS--0.3%
  1,100  Tricon Global Restaurants, Inc.*........       59,538
                                                   -----------
         RETAILERS--4.4%
  2,400  Dayton-Hudson Corp......................      156,000
  2,400  KMart Corp.*............................       39,450
    600  May Department Stores Co. (The).........       24,525
    800  Safeway, Inc.*..........................       39,600
  2,000  Staples, Inc.*..........................       61,875
 10,100  Wal-Mart Stores, Inc....................      487,325
                                                   -----------
                                                       808,775
                                                   -----------
         TELEPHONE SYSTEMS--7.4%
  7,195  AT&T Corp...............................      401,571
  3,200  Bell Atlantic Corp......................      209,200


                                                      VALUE
SHARES                                              (NOTE 1)
-------                                            -----------
         TELEPHONE SYSTEMS (CONTINUED)
  1,500  BellSouth Corp..........................       70,313
  1,800  MCI WorldCom, Inc.*.....................  $   155,250
  2,700  Vodafone AirTouch Plc--ADR..............      531,900
                                                   -----------
                                                     1,368,234
                                                   -----------
         TRANSPORTATION--1.2%
  4,300  Carnival Corp.--Class A.................      208,550
    300  Union Pacific Corp......................       17,494
                                                   -----------
                                                       226,044
                                                   -----------
         TOTAL INVESTMENTS--98.6%
           (Cost $14,558,708)....................   18,318,463
         OTHER ASSETS AND LIABILITIES
           (NET)--1.4%...........................      263,795
                                                   -----------
         TOTAL NET ASSETS--100.0%................  $18,582,258
                                                   -----------
                                                   -----------

NOTES TO THE PORTFOLIO OF INVESTMENTS:
ADR--American Depository Receipt
* Non-income producing security.
Percentages indicated are based on Net Assets.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1999

                                                           FRONTIER
                                  BRANDES                   CAPITAL     ENHANCED
                                INTERNATIONAL TURNER CORE APPRECIATION U.S. EQUITY
                                EQUITY FUND  GROWTH FUND     FUND         FUND
                                -----------  -----------  -----------  -----------
ASSETS:
  Investments, at value (Note
    1)*--see accompanying
    Portfolio of
    Investments...............  $18,214,927  $19,257,035  $35,251,507  $18,318,463
  Cash........................   1,494,470    1,106,844     483,776        263,972
  Cash, denominated in foreign
    currency (cost
    $199,211).................     198,547           --          --             --
  Receivable from:
    Securities sold...........     286,355      429,506      87,196        293,305
    Unrealized appreciation on
      forward foreign currency
      contracts (Note 6)......       3,891           --          --             --
    Dividends and interest....      91,675       13,141      10,150         20,282
    Investment Adviser, net
      (Note 2)................          --       18,579          --         13,463
  Deferred organization
    expense...................      29,862       29,863      29,862         29,863
                                -----------  -----------  -----------  -----------
        Total assets..........  20,319,727   20,854,968   35,862,491    18,939,348
                                -----------  -----------  -----------  -----------
LIABILITIES:
  Payable for:
    Securities purchased......     186,369      645,717     234,341        324,646
    Investment Adviser (Note
      2)......................       1,517           --      40,680             --
    Accrued expenses and other
      liabilities.............      39,870       35,171      47,738         32,444
                                -----------  -----------  -----------  -----------
        Total liabilities.....     227,756      680,888     322,759        357,090
                                -----------  -----------  -----------  -----------
NET ASSETS....................  $20,091,971  $20,174,080  $35,539,732  $18,582,258
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------
NET ASSETS CONSIST OF:
    Paid-in capital...........  $16,476,361  $15,885,444  $28,192,849  $14,039,156
    Undistributed net
      investment income
      (distributions in excess
      of net investment
      income).................     167,320       13,517    (100,443  )      45,068
    Accumulated net realized
      gain on investments and
      foreign currency
      transactions............     622,772    1,852,392     690,198        738,279
    Net unrealized
      appreciation on
      investments and net
      other assets............   2,825,518    2,422,727   6,757,128      3,759,755
                                -----------  -----------  -----------  -----------
  NET ASSETS..................  $20,091,971  $20,174,080  $35,539,732  $18,582,258
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------
  SHARES OUTSTANDING..........   1,524,015    1,030,659   1,960,649        908,248
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------
  Net asset value, offering
    price and redemption price
    per share.................  $    13.18   $    19.57   $   18.13    $     20.46
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------

  * Cost of investments.......  $15,388,157  $16,834,308  $28,494,379  $14,558,708

    The accompanying notes are an integral part of the financial statements.

M FUND, INC.

STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                 BRANDES      TURNER     FRONTIER    ENHANCED
                                INTERNATIONAL    CORE    CAPITAL       U.S.
                                  EQUITY      GROWTH    APPRECIATION   EQUITY
                                   FUND        FUND        FUND        FUND
                                ----------  ----------  ----------  ----------
INVESTMENT INCOME:
  Interest....................  $  16,202   $  13,461   $ 37,884    $   6,178
  Dividends *.................    252,363      58,933     52,805      106,183
                                ----------  ----------  ----------  ----------
          Total investment
            income............    268,565      72,394     90,689      112,361
                                ----------  ----------  ----------  ----------
EXPENSES:
  Investment Advisory fee
    (Note 2)..................     77,180      37,849    149,582       46,263
  Custody and administration
    fees......................     73,970      64,123     76,523       60,132
  Professional fees...........     14,856      13,841     13,841       13,842
  Shareholder reporting.......      3,798       3,798      3,798        3,798
  Directors' fees and
    expenses..................      4,484       4,484      4,484        4,484
  Amortization of organization
    costs.....................     10,161      10,161     10,161       10,161
  Other.......................      3,926       3,947      4,458        4,433
                                ----------  ----------  ----------  ----------
          Total expenses......    188,375     138,203    262,847      143,113
  Less: Expenses reimbursable
    by the Adviser (Note 2)...    (87,845 )   (79,326 )  (71,715  )   (75,820 )
                                ----------  ----------  ----------  ----------
  Net operating expenses......    100,530      58,877    191,132       67,293
                                ----------  ----------  ----------  ----------
NET INVESTMENT INCOME
  (LOSS)......................    168,035      13,517   (100,443  )    45,068
                                ----------  ----------  ----------  ----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Net realized gain (loss) on:
      Investment
        transactions..........    624,694   1,867,123   1,975,666     839,245
      Foreign currency
        transactions..........     (1,922 )        --         --           --
                                ----------  ----------  ----------  ----------
      Net realized gain.......    622,772   1,867,123   1,975,666     839,245
                                ----------  ----------  ----------  ----------
  Net change in unrealized
    appreciation
    (depreciation) on:
      Investments.............  2,216,045     295,191   4,201,786   1,203,109
      Forward currency and net
        other assets..........     (1,759 )        --         --           --
                                ----------  ----------  ----------  ----------
      Net change in unrealized
        appreciation..........  2,214,286     295,191   4,201,786   1,203,109
                                ----------  ----------  ----------  ----------
  NET REALIZED AND UNREALIZED
    GAIN......................  2,837,058   2,162,314   6,177,452   2,042,354
                                ----------  ----------  ----------  ----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM
    OPERATIONS................  $3,005,093  $2,175,831  $6,077,009  $2,087,422
                                ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------

  * Net of foreign taxes
    withheld of:..............  $  20,952   $      60   $      0    $     120

    The accompanying notes are an integral part of the financial statements.

M FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                      BRANDES INTERNATIONAL          TURNER CORE
                                           EQUITY FUND               GROWTH FUND
                                     ------------------------  ------------------------
                                     SIX MONTHS                SIX MONTHS
                                        ENDED     YEAR ENDED      ENDED     YEAR ENDED
                                      JUNE 30,     DECEMBER     JUNE 30,     DECEMBER
                                        1999          31,         1999          31,
                                     (UNAUDITED)     1998      (UNAUDITED)     1998
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM:
OPERATIONS:
  Net investment income............  $168,035     $   88,165   $ 13,517     $   19,857
  Net realized gain on investment
    and foreign currency
    transactions...................   622,772        824,536   1,867,123       954,676
  Net change in unrealized
    appreciation on investments,
    forward currency contracts,
    foreign currency, and other
    assets.........................  2,214,286       370,427    295,191      1,628,144
                                     -----------  -----------  -----------  -----------
  Net increase in net assets
    resulting from operations......  3,005,093     1,283,128   2,175,831     2,602,677
                                     -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.......        --        (63,907 )       --        (20,760 )
  In excess of net investment
    income.........................        --             --         --         (1,451 )
  From net realized capital
    gains..........................        --       (567,349 ) (720,897   )   (221,904 )
  In excess of net realized capital
    gains..........................        --        (69,238 )       --             --
                                     -----------  -----------  -----------  -----------
    Total distributions to
      shareholders.................        --       (700,494 ) (720,897   )   (244,115 )
                                     -----------  -----------  -----------  -----------
FUND SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold........  6,916,982     7,277,243   5,988,086    10,510,061
  Net asset value of shares issued
    on reinvestment of
    distributions..................        --        700,494    720,897        244,115
  Cost of shares repurchased.......  (2,213,420 ) (2,211,040 ) (1,869,891 ) (3,052,826 )
                                     -----------  -----------  -----------  -----------
  Net increase in net assets
    resulting from Fund share
    transactions...................  4,703,562     5,766,697   4,839,092     7,701,350
                                     -----------  -----------  -----------  -----------
TOTAL CHANGE IN NET ASSETS.........  7,708,655     6,349,331   6,294,026    10,059,912
NET ASSETS:
  Beginning of period..............  12,383,316    6,033,985   13,880,054    3,820,142
                                     -----------  -----------  -----------  -----------
  End of period *..................  $20,091,971  $12,383,316  $20,174,080  $13,880,054
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------
* Including undistributed net
  investment income (distributions
  in excess of net investment
  income) of:......................  $167,320     $     (715 ) $ 13,517     $       --

    The accompanying notes are an integral part of the financial statements.

M FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                         FRONTIER CAPITAL           ENHANCED U.S.
                                        APPRECIATION FUND            EQUITY FUND
                                     ------------------------  ------------------------
                                     SIX MONTHS                SIX MONTHS
                                        ENDED     YEAR ENDED      ENDED     YEAR ENDED
                                      JUNE 30,     DECEMBER     JUNE 30,     DECEMBER
                                        1999          31,         1999          31,
                                     (UNAUDITED)     1998      (UNAUDITED)     1998
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM:
OPERATIONS:
  Net investment income (loss).....  $(100,443  ) $  (76,307 ) $ 45,068     $   84,226
  Net realized gain (loss) on
    investment and foreign currency
    transactions...................  1,975,666    (1,228,603 )  839,245        250,664
  Net change in unrealized
    appreciation on investments,
    forward currency contracts,
    foreign currency, and other
    assets.........................  4,201,786     2,062,074   1,203,109     1,952,550
                                     -----------  -----------  -----------  -----------
  Net increase in net assets
    resulting from operations......  6,077,009       757,164   2,087,422     2,287,440
                                     -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.......        --             --         --        (85,107 )
  In excess of net investment
    income.........................        --             --         --         (1,344 )
  From net realized capital
    gains..........................        --       (125,048 )       --       (279,242 )
  In excess of net realized capital
    gains..........................        --             --         --       (101,027 )
                                     -----------  -----------  -----------  -----------
    Total distributions to
      shareholders.................        --       (125,048 )       --       (466,720 )
                                     -----------  -----------  -----------  -----------
FUND SHARE TRANSACTIONS (NOTE 4):
Proceeds from shares sold..........  10,776,558   21,363,350   5,097,923     7,278,986
Net asset value of shares issued on
  reinvestment of distributions....        --        125,048         --        466,720
Cost of shares repurchased.........  (13,091,730) (6,971,067 ) (3,685,517 ) (1,828,808 )
                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net
  assets resulting from Fund share
  transactions.....................  (2,315,172 ) 14,517,331   1,412,406     5,916,898
                                     -----------  -----------  -----------  -----------
TOTAL CHANGE IN NET ASSETS.........  3,761,837    15,149,447   3,499,828     7,737,618
NET ASSETS:
  Beginning of period..............  31,777,895   16,628,448   15,082,430    7,344,812
                                     -----------  -----------  -----------  -----------
  End of period *..................  $35,539,732  $31,777,895  $18,582,258  $15,082,430
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------

* Including undistributed net
  investment income (distributions
  in excess of net investment
  income) of:......................  $(100,443  ) $       --   $ 45,068     $       --

    The accompanying notes are an integral part of the financial statements.

M FUND, INC.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                             BRANDES INTERNATIONAL EQUITY
                                         FUND
                           --------------------------------
                             SIX
                           MONTHS
                            ENDED    YEAR     YEAR   PERIOD
                            JUNE     ENDED   ENDED   ENDED
                             30,    DECEMBER DECEMBER DECEMBER
                            1999    31,      31,     31,
                           (UNAUDITED)  1998  1997   1996(A)
                           -------  -------  ------  ------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $10.84   $9.96    $9.88   $10.00
                           -------  -------  ------  ------
Income from investment
  operations:
  Net investment
    income...............  0.11      0.09    0.07    0.06
  Net realized and
    unrealized gain
    (loss) on
    investments..........  2.23      1.44    0.15    (0.12 )
                           -------  -------  ------  ------
    Total from investment
      operations.........  2.34      1.53    0.22    (0.06 )
                           -------  -------  ------  ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............   --      (0.06  ) (0.07 ) (0.06 )
  In excess of net
    investment income....   --         --    (0.03 )  --
  From net realized
    capital gains........   --      (0.53  )  --      --
  In excess of net
    realized capital
    gains................   --      (0.06  )  --      --
  Tax return of
    capital..............   --         --    (0.04 )  --
                           -------  -------  ------  ------
    Total
      distributions......   --      (0.65  ) (0.14 ) (0.06 )
                           -------  -------  ------  ------
NET ASSET VALUE, END OF
  PERIOD.................  $13.18   $10.84   $9.96   $9.88
                           -------  -------  ------  ------
                           -------  -------  ------  ------
TOTAL RETURN.............  21.62%*  15.37%   2.26%   (0.63 )%*
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......  $20,092  $12,383  $6,034  $3,177
  Net expenses to average
    daily net assets
    before interest
    expense**............  1.30%     1.30%   1.30%   1.30%
  Net expenses to average
    daily net assets
    after interest
    expense**............  1.30%     1.30%   1.30%   1.30%
  Net investment income
    to average daily net
    assets**.............  2.17%     1.00%   0.83%   0.67%
  Portfolio turnover
    rate.................   14%       116%    74%     65%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratio of
    net expenses and net
    investment income
    (loss) to average net
    assets would have
    been:
  Expenses before
    interest
    expense**+...........  2.44%     3.57%   4.93%   7.28%
  Net investment income
    (loss)**+:...........  1.04%    (1.27  )% (2.80 )% (5.31 )%

(a)  Funds commenced operations on January 4, 1996
*    Not annualized
**   Annualized for periods less than one year
+ Prior year ratios have been restated to conform with current year reporting practices.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                               TURNER CORE GROWTH FUND
                           --------------------------------
                             SIX
                           MONTHS
                            ENDED    YEAR     YEAR   PERIOD
                            JUNE     ENDED   ENDED   ENDED
                             30,    DECEMBER DECEMBER DECEMBER
                            1999    31,      31,     31,
                           (UNAUDITED)  1998  1997   1996(A)
                           -------  -------  ------  ------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $17.84   $13.50   $11.60  $10.00
                           -------  -------  ------  ------
Income from investment
  operations:
  Net investment
    income...............  0.01      0.02    0.04    0.06
  Net realized and
    unrealized gain on
    investments..........  2.45      4.64    3.22    1.94
                           -------  -------  ------  ------
    Total from investment
      operations.........  2.46      4.66    3.26    2.00
                           -------  -------  ------  ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............   --      (0.03  ) (0.04 ) (0.06 )
  In excess of net
    investment income....   --         --     --      --
  From net realized
    capital gains........  (0.73  ) (0.29  ) (1.22 ) (0.34 )
  In excess of net
    realized capital
    gains................   --         --    (0.10 )  --
  Tax return of
    capital..............   --         --     --      --
                           -------  -------  ------  ------
    Total
      distributions......  (0.73  ) (0.32  ) (1.36 ) (0.40 )
                           -------  -------  ------  ------
NET ASSET VALUE, END OF
  PERIOD.................  $19.57   $17.84   $13.50  $11.60
                           -------  -------  ------  ------
                           -------  -------  ------  ------
TOTAL RETURN.............  13.97%*  34.56%   28.32%  19.99%*
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......  $20,174  $13,880  $3,820  $2,003
  Net expenses to average
    daily net assets
    before interest
    expense**............  0.70%     0.70%   0.70%   0.70%
  Net expenses to average
    daily net assets
    after interest
    expense**............  0.70%     0.70%   0.70%   0.78%
  Net investment income
    to average daily net
    assets**.............  0.16%     0.31%   0.34%   0.55%
  Portfolio turnover
    rate.................  147%       242%   206%    258%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratio of
    net expenses and net
    investment loss to
    average net assets
    would have been:
  Expenses before
    interest
    expense**+...........  1.64%     3.42%   6.18%   8.43%
  Net investment
    loss**+:.............  (0.78  )% (2.41  )% (5.14 )% (7.18 )%

(a)  Funds commenced operations on January 4, 1996
*    Not annualized
**   Annualized for periods less than one year
+ Prior year ratios have been restated to conform with current year reporting practices.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                             FRONTIER CAPITAL APPRECIATION
                                         FUND
                           ---------------------------------
                             SIX
                           MONTHS
                            ENDED    YEAR     YEAR    PERIOD
                            JUNE     ENDED    ENDED   ENDED
                             30,    DECEMBER DECEMBER DECEMBER
                            1999    31,      31,      31,
                           (UNAUDITED)  1998  1997    1996(A)
                           -------  -------  -------  ------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $15.09   $14.92   $12.52   $10.00
                           -------  -------  -------  ------
Income from investment
  operations:
  Net investment income
    (loss)...............  (0.05  ) (0.04  )  0.00    0.00
  Net realized and
    unrealized gain on
    investments..........  3.09      0.29     2.76    3.03
                           -------  -------  -------  ------
    Total from investment
      operations.........  3.04      0.25     2.76    3.03
                           -------  -------  -------  ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............   --         --       --     --
  In excess of net
    investment income....   --         --       --     --
  From net realized
    capital gains........   --      (0.08  ) (0.36  ) (0.51 )
  In excess of net
    realized capital
    gains................   --         --       --     --
                           -------  -------  -------  ------
    Total
      distributions......   --      (0.08  ) (0.36  ) (0.51 )
                           -------  -------  -------  ------
NET ASSET VALUE, END OF
  PERIOD.................  $18.13   $15.09   $14.92   $12.52
                           -------  -------  -------  ------
                           -------  -------  -------  ------
TOTAL RETURN.............  20.15%*   1.68%   22.13%   30.31%*
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)................  $35,540  $31,778  $16,628  $3,006
Net expenses to average
  daily net assets before
  interest expense**.....  1.15%     1.15%    1.15%   1.15%
Net expenses to average
  daily net assets after
  interest expense**.....  1.15%     1.15%    1.15%   1.20%
Net investment loss to
  average daily
  net assets**...........  (0.60  )% (0.32  )% (0.13  )% (0.30 )%
Portfolio turnover
  rate...................   38%        68%      61%   140%
Without the reimbursement
  of expenses by the
  adviser, the ratio of
  net expenses and net
  investment loss to
  average net assets
  would have been:
    Expenses before
      interest
      expense**+:........  1.58%     1.75%    2.86%   8.12%
    Net investment
      loss**+:...........  (1.04  )% (0.92  )% (1.84  )% (7.27 )%

(a)  Funds commenced operations on January 4, 1996
*    Not annualized
**   Annualized for periods less than one year
+ Prior year ratios have been restated to conform with current year reporting practices.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                              ENHANCED U.S. EQUITY FUND
                           --------------------------------
                             SIX
                           MONTHS
                            ENDED    YEAR     YEAR   PERIOD
                            JUNE     ENDED   ENDED   ENDED
                             30,    DECEMBER DECEMBER DECEMBER
                            1999    31,      31,     31,
                           (UNAUDITED)  1998  1997   1996(A)
                           -------  -------  ------  ------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $18.07   $15.09   $11.85  $10.00
                           -------  -------  ------  ------
Income from investment
  operations:
  Net investment
    income...............  0.05      0.11    0.08    0.12
  Net realized and
    unrealized gain on
    investments..........  2.34      3.45    3.78    2.25
                           -------  -------  ------  ------
    Total from investment
      operations.........  2.39      3.56    3.86    2.37
                           -------  -------  ------  ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............   --      (0.10  ) (0.09 ) (0.12 )
  In excess of net
    investment income....   --      (0.01  )  --      --
  From net realized
    capital gains........   --      (0.35  ) (0.53 ) (0.40 )
  In excess of net
    realized capital
    gains................   --      (0.12  )  --      --
                           -------  -------  ------  ------
    Total
      distributions......   --      (0.58  ) (0.62 ) (0.52 )
                           -------  -------  ------  ------
NET ASSET VALUE, END OF
  PERIOD.................  $20.46   $18.07   $15.09  $11.85
                           -------  -------  ------  ------
                           -------  -------  ------  ------
TOTAL RETURN.............  13.22%*  23.69%   32.68%  23.67%*
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)................  $18,582  $15,082  $7,345  $1,582
Net expenses to average
  daily net assets before
  interest expense**.....  0.80%     0.80%   0.80%   0.80%
Net expenses to average
  daily net assets after
  interest expense**.....  0.80%     0.80%   0.80%   0.80%
Net investment income to
  average daily
  net assets**...........  0.54%     0.80%   1.17%   1.43%
Portfolio turnover
  rate...................   34%        50%    52%     79%
Without the reimbursement
  of expenses by the
  adviser, the ratio of
  net expenses and net
  investment loss to
  average net assets
  would have been:
    Expenses before
      interest
      expense**+:........  1.70%     2.34%   5.41%   12.32%
    Net investment
      loss**+:...........  (0.37  )% (0.74  )% (3.44 )% (10.09)%

(a)  Funds commenced operations on January 4, 1996
*    Not annualized
**   Annualized for periods less than one year
+ Prior year ratios have been restated to conform with current year reporting practices.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company consists of four separate diversified investment portfolios: Brandes International Equity Fund (formerly the Edinburgh Overseas Equity Fund), Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund (singularly the "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund. Pursuant to a vote of the majority of the Directors of the Company, on July 1, 1998 the name of the Edinburgh Overseas Equity Fund was changed to Brandes International Equity Fund. This change was made in connection with the change in sub-adviser to Brandes Investment Partners L.P., replacing Edinburgh Fund Managers plc. Each of the Funds commenced operations on January 4, 1996.

The Company offers its shares to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Group and issued by certain life insurance companies affiliated with M Financial Group. Shares of the Company may also be sold to qualified pension and retirement plans. In addition, at June 30, 1999, shares of the Company were offered to separate accounts funding variable annuity and variable life contracts issued by John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co.

Brandes International Equity Fund's investment objective is long-term capital appreciation by investing principally in equity securities of foreign issuers. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks that show strong earning potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of companies of all sizes, with emphasis on stocks of small to medium capitalization companies (i.e. companies with market capitalization of less than $3 billion). Enhanced U.S. Equity Fund's objective is above market total return through investment in common stock of companies perceived to provide a total return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION

Equity securities and other similar investments traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities). If no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price. Equities traded on a foreign exchange, for

M FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and asked price. Debt securities and other fixed-income investments of the Funds will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

FOREIGN CURRENCY

Brandes International Equity Fund may invest in non-U.S. dollar denominated assets. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to

M FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

Brandes International Equity Fund may enter into forward foreign currency exchange contracts. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between funds in the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

M FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
FEDERAL INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary. For federal income tax purposes, the Frontier Capital Appreciation Fund had a capital loss carryforward of $993,816 expiring in 2006, as of December 31, 1998, which is available to offset future capital gains. The Brandes International Equity Fund and the Enhanced U.S. Equity Fund elected to defer to their fiscal years ending December 31, 1999, $715 and $100,966, respectively, of losses recognized during the period November 1, 1998 to December 31, 1998.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides for the Funds to pay the Adviser a quarterly fee at an annual rate of the value of each Fund's average daily net assets as follows:

FUND                                                         TOTAL ADVISORY FEES
----------------------------------------------  ----------------------------------------------
Brandes International Equity Fund               1.05% on the first $10 million
                                                0.90% on the next $15 million
                                                0.75% on the next $75 million
                                                0.60% on amounts above $100 million

Turner Core Growth Fund                         0.45%

Frontier Capital Appreciation Fund              0.90%

Enhanced U.S. Equity Fund                       0.55% on the first $25 million
                                                0.45% on the next $75 million
                                                0.30% on amounts above $100 million

The Adviser has engaged Brandes Investment Partners, L.P., Turner Investment Partners, Inc., Frontier Capital Management Company, Inc., and Franklin Portfolio Associates L.L.C. to act as sub-advisers to provide day to day portfolio management for the Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund, respectively. On July 1, 1998 Brandes Investment Partners, L.P. replaced Edinburgh Fund Managers plc., as subadviser on the Brandes International Equity Fund (formerly the Edinburgh Overseas Equity Fund). The advisory fee structure of the Brandes International Equity Fund is the same as the previous fee structure of the Edinburgh Overseas Equity Fund.

M FUND, INC.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Adviser has voluntarily undertaken to waive or otherwise reimburse the Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund for their operating expenses, exclusive of advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses, to the extent that they exceed 0.25% of the average daily net assets of the Fund through December 31, 1999.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for these services.

No officer, director or employee of the Adviser, or sub-advisers receives any compensation from the Company for serving as a director or officer of the Company. The Company paid each Director who is not an officer or employee of the Adviser and their affiliates, $10,000 per annum plus $500 per meeting attended and reimbursed each such Director for travel and out-of-pocket expenses.

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 1999, were as follows:

                                                                   PURCHASES        SALES
                                                                 -------------  -------------
Brandes International Equity Fund..............................  $   5,519,907  $   2,050,028
Turner Core Growth Fund........................................     27,559,046     24,139,237
Frontier Capital Appreciation Fund.............................     12,068,338     13,266,133
Enhanced U.S. Equity Fund......................................      7,293,916      5,724,639

At June 30, 1999, aggregated gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                                            FEDERAL      TAX BASIS      TAX BASIS        NET
                                                          INCOME TAX     UNREALIZED    UNREALIZED     UNREALIZED
                                                             COST       APPRECIATION  DEPRECIATION   APPRECIATION
                                                         -------------  ------------  -------------  ------------
Brandes International Equity Fund......................  $  15,388,157  $  3,297,494  $    (470,724) $  2,826,770
Turner Core Growth Fund................................     16,834,308     2,625,441       (202,714)    2,422,727
Frontier Capital Appreciation Fund.....................     28,494,379     9,020,681     (2,263,553)    6,757,128
Enhanced U.S. Equity Fund..............................     14,558,708     3,932,279       (172,524)    3,759,755

M FUND, INC.

4. SHARES OF BENEFICIAL INTEREST

    At June 30, 1999 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                                            BRANDES INTERNATIONAL
                                                                 EQUITY FUND            TURNER CORE GROWTH FUND
                                                         ---------------------------  ---------------------------
                                                          SIX MONTHS                   SIX MONTHS
                                                             ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                         JUNE 30, 1999  DECEMBER 31,  JUNE 30, 1999  DECEMBER 31,
                                                          (UNAUDITED)       1998       (UNAUDITED)       1998
                                                         -------------  ------------  -------------  ------------
Shares sold............................................       572,265       679,420        311,425       678,243
Shares repurchased.....................................      (190,256)     (207,945)       (97,135)     (197,108)
Distributions reinvested...............................            --        64,801         38,551        13,758
                                                         -------------  ------------  -------------  ------------
Net increase...........................................       382,009       536,276        252,841       494,893
Fund shares:
  Beginning of period..................................     1,142,006       605,730        777,818       282,925
                                                         -------------  ------------  -------------  ------------
  End of period........................................     1,524,015     1,142,006      1,030,659       777,818
                                                         -------------  ------------  -------------  ------------
                                                         -------------  ------------  -------------  ------------

                                                              FRONTIER CAPITAL
                                                              APPRECIATION FUND        ENHANCED U.S. EQUITY FUND
                                                         ---------------------------  ---------------------------
                                                          SIX MONTHS                   SIX MONTHS
                                                             ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                         JUNE 30, 1999  DECEMBER 31,  JUNE 30, 1999  DECEMBER 31,
                                                          (UNAUDITED)       1998       (UNAUDITED)       1998
                                                         -------------  ------------  -------------  ------------
Shares sold............................................       696,162     1,491,323        264,907       430,789
Shares repurchased.....................................      (842,043)     (507,585)      (191,258)     (108,830)
Distributions reinvested...............................            --         8,348             --        25,848
                                                         -------------  ------------  -------------  ------------
Net increase...........................................      (145,881)      992,086         73,649       347,807
Fund shares:
  Beginning of period..................................     2,106,530     1,114,444        834,599       486,792
                                                         -------------  ------------  -------------  ------------
  End of period........................................     1,960,649     2,106,530        908,248       834,599
                                                         -------------  ------------  -------------  ------------
                                                         -------------  ------------  -------------  ------------

5. ORGANIZATION COSTS

    Each Fund has borne all costs in connection with its organization. Such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for each Fund and will be fully amortized January 4, 2001. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

M FUND, INC.

6. FINANCIAL INSTRUMENTS

    Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as foreign currency exchange rates. These financial instruments are limited to forward currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999, the Brandes International Equity Fund had the following open forward currency exchange contract:

                      SETTLEMENT                 MARKET     UNREALIZED
  TYPE     CURRENCY      DATE     $U.S. VALUE    VALUE     APPRECIATION
---------  ---------  ----------  -----------  ----------  -------------
Sale       Euro        07/30/99    $ 290,246   $  286,355    $   3,891

7. CONCENTRATION

    At June 30, 1999, a substantial portion of the Brandes International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

8. BENEFICIAL INTEREST

    At June 30, 1999, the ownership of each fund was as follows:

                                                                                    PERCENTAGE OF OWNERSHIP
                                                                      ---------------------------------------------------
                                                                                         JOHN HANCOCK
                                                                          M LIFE         VARIABLE LIFE     PACIFIC LIFE
                                                                       INSURANCE CO.     INSURANCE CO.     INSURANCE CO.
                                                                      ---------------  -----------------  ---------------
Brandes International Equity Fund...................................          14.2%             65.8%             20.0%
Turner Core Growth Fund.............................................          11.7%             58.3%             30.0%
Frontier Capital Appreciation Fund..................................           5.5%             60.0%             34.5%
Enhanced U.S. Equity Fund...........................................          12.3%             24.9%             62.8%